WESTERN ASSET SHORT DURATION HIGH INCOME FUND

Schedule of investments (unaudited)	April 30, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
CORPORATE BONDS & NOTES - 57.0%
COMMUNICATION SERVICES - 7.1%
Diversified Telecommunication Services - 0.8%
Altice France Holding SA, Senior Secured Notes	10.500%	5/15/27	200,000	$225,553	(a)
Intelsat Jackson Holdings SA, Senior Secured Notes	8.000%	2/15/24	2,780,000	2,878,440	(a)

Total Diversified Telecommunication Services				3,103,993

Entertainment - 1.3%
Banijay Entertainment SASU, Senior Secured Notes	5.375%	3/1/25	2,000,000	2,071,250	(a)
Cinemark USA Inc., Senior Notes	5.875%	3/15/26	1,080,000	1,120,500	(a)
Netflix Inc., Senior Notes	4.375%	11/15/26	1,290,000	1,456,991

Total Entertainment				4,648,741

Interactive Media & Services - 0.1%
Match Group Holdings II LLC, Senior Notes	5.000%	12/15/27	370,000	390,742	(a)

Media - 2.9%
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	5.500%	5/1/26	2,750,000	2,841,437	(a)
DISH DBS Corp., Senior Notes	5.875%	11/15/24	4,130,000	4,473,327
DISH DBS Corp., Senior Notes	7.750%	7/1/26	1,075,000	1,240,281
iHeartCommunications Inc., Senior Secured Notes	4.750%	1/15/28	480,000	495,754	(a)
Univision Communications Inc., Senior Secured Notes	9.500%	5/1/25	1,070,000	1,194,388	(a)
Urban One Inc., Senior Secured Notes	7.375%	2/1/28	600,000	621,855	(a)

Total Media				10,867,042

Wireless Telecommunication Services - 2.0%
Sprint Communications Inc., Senior Notes	6.000%	11/15/22	1,000,000	1,068,895
Sprint Corp., Senior Notes	7.875%	9/15/23	2,160,000	2,465,100
Sprint Corp., Senior Notes	7.125%	6/15/24	2,000,000	2,312,240
T-Mobile USA Inc., Senior Notes	2.625%	4/15/26	1,670,000	1,700,811

Total Wireless Telecommunication Services				7,547,046

TOTAL COMMUNICATION SERVICES				26,557,564

CONSUMER DISCRETIONARY - 11.0%
Auto Components - 0.4%
American Axle & Manufacturing Inc., Senior Notes	6.250%	4/1/25	860,000	891,605
American Axle & Manufacturing Inc., Senior Notes	6.250%	3/15/26	550,000	565,469

Total Auto Components				1,457,074

See Notes to Schedule of Investments.

Western Asset Short Duration High Income Fund 2021 Quarterly Report	1

WESTERN ASSET SHORT DURATION HIGH INCOME FUND

Schedule of investments (unaudited) (cont’d)	April 30, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Automobiles - 1.5%
Ford Motor Co., Senior Notes	9.000%	4/22/25	1,390,000	$1,699,275
Ford Motor Credit Co. LLC, Senior Notes	3.096%	5/4/23	1,690,000	1,730,105
Ford Motor Credit Co. LLC, Senior Notes	5.125%	6/16/25	840,000	918,666
PM General Purchaser LLC, Senior Secured Notes	9.500%	10/1/28	1,220,000	1,346,575	(a)

Total Automobiles				5,694,621

Distributors - 0.6%
American News Co. LLC, Secured Notes (8.500% Cash or 10.000% PIK)	8.500%	9/1/26	1,946,873	2,174,102	(a)(b)

Diversified Consumer Services - 0.6%
Prime Security Services Borrower LLC/Prime Finance Inc., Senior Secured Notes	5.750%	4/15/26	2,268,000	2,483,641	(a)

Hotels, Restaurants & Leisure - 6.5%
Caesars Entertainment Inc., Senior Secured Notes	6.250%	7/1/25	1,380,000	1,468,941	(a)
Carnival Corp., Senior Notes	5.750%	3/1/27	1,200,000	1,266,756	(a)
Full House Resorts Inc., Senior Secured Notes	8.250%	2/15/28	890,000	959,625	(a)
International Game Technology PLC, Senior Secured Notes	4.125%	4/15/26	890,000	918,177	(a)
Mohegan Gaming & Entertainment, Senior Notes	7.875%	10/15/24	620,000	648,380	(a)
NCL Corp. Ltd., Senior Notes	3.625%	12/15/24	1,560,000	1,499,472	(a)
NCL Corp. Ltd., Senior Notes	5.875%	3/15/26	540,000	565,105	(a)
NCL Corp. Ltd., Senior Secured Notes	12.250%	5/15/24	2,190,000	2,674,078	(a)
NCL Corp. Ltd., Senior Secured Notes	10.250%	2/1/26	1,210,000	1,426,281	(a)
Royal Caribbean Cruises Ltd., Senior Notes	5.500%	4/1/28	1,300,000	1,364,935	(a)
Sands China Ltd., Senior Notes	3.800%	1/8/26	400,000	425,528
Silversea Cruise Finance Ltd., Senior Secured Notes	7.250%	2/1/25	3,298,000	3,417,223	(a)
Sizzling Platter LLC/Sizzling Platter Finance Corp., Senior Secured Notes	8.500%	11/28/25	780,000	792,246	(a)
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp., Senior Secured Notes	5.875%	5/15/25	540,000	529,656	(a)
Viking Cruises Ltd., Senior Notes	6.250%	5/15/25	3,310,000	3,305,515	(a)
Viking Cruises Ltd., Senior Secured Notes	13.000%	5/15/25	1,670,000	1,958,685	(a)
Wynn Resorts Finance LLC/Wynn Resorts
Capital Corp., Senior Notes	7.750%	4/15/25	960,000	1,038,806	(a)

Total Hotels, Restaurants & Leisure				24,259,409

See Notes to Schedule of Investments.

2	Western Asset Short Duration High Income Fund 2021 Quarterly Report

WESTERN ASSET SHORT DURATION HIGH INCOME FUND

Schedule of investments (unaudited) (cont’d)	April 30, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Specialty Retail - 1.4%
Academy Ltd., Senior Secured Notes	6.000%	11/15/27	440,000	$468,877	(a)
L Brands Inc., Senior Notes	9.375%	7/1/25	630,000	800,100	(a)
L Brands Inc., Senior Notes	6.694%	1/15/27	1,000,000	1,158,125
Magic Mergeco Inc., Senior Secured Notes	5.250%	5/1/28	500,000	506,875	(a)
NMG Holding Co. Inc./Neiman Marcus Group LLC, Senior Secured Notes	7.125%	4/1/26	540,000	553,036	(a)
Party City Holdings Inc., Senior Secured Notes	8.750%	2/15/26	1,140,000	1,169,885	(a)
PetSmart Inc./PetSmart Finance Corp., Senior Notes	7.750%	2/15/29	250,000	271,215	(a)
PetSmart Inc./PetSmart Finance Corp., Senior Secured Notes	4.750%	2/15/28	250,000	258,229	(a)

Total Specialty Retail				5,186,342

TOTAL CONSUMER DISCRETIONARY				41,255,189

CONSUMER STAPLES - 0.3%
Beverages - 0.3%
Triton Water Holdings Inc., Senior Notes	6.250%	4/1/29	1,130,000	1,145,611	(a)

ENERGY - 7.3%
Oil, Gas & Consumable Fuels - 7.3%
Antero Midstream Partners LP/Antero
Midstream Finance Corp., Senior Notes	5.375%	9/15/24	630,000	641,419
Apache Corp., Senior Notes	4.875%	11/15/27	320,000	338,160
Berry Petroleum Co. LLC, Senior Notes	7.000%	2/15/26	2,227,000	2,233,492	(a)
Blue Racer Midstream LLC/Blue Racer Finance Corp., Senior Notes	7.625%	12/15/25	1,440,000	1,558,440	(a)
Blue Racer Midstream LLC/Blue Racer Finance Corp., Senior Notes	6.625%	7/15/26	300,000	310,673	(a)
Cheniere Energy Partners LP, Senior Notes	4.000%	3/1/31	830,000	845,563	(a)
Chesapeake Energy Corp., Senior Notes	5.500%	2/1/26	300,000	316,875	(a)
Comstock Resources Inc., Senior Notes	7.500%	5/15/25	196,000	202,801	(a)
Continental Resources Inc., Senior Notes	3.800%	6/1/24	1,300,000	1,363,375
DCP Midstream Operating LP, Senior Notes	5.375%	7/15/25	810,000	889,988
Endeavor Energy Resources LP/EER Finance Inc., Senior Notes	6.625%	7/15/25	580,000	618,425	(a)
Endeavor Energy Resources LP/EER Finance Inc., Senior Notes	5.500%	1/30/26	560,000	581,372	(a)
EQM Midstream Partners LP, Senior Notes	4.000%	8/1/24	400,000	409,500
EQM Midstream Partners LP, Senior Notes	6.000%	7/1/25	440,000	481,250	(a)
EQM Midstream Partners LP, Senior Notes	4.125%	12/1/26	1,270,000	1,284,688
EQM Midstream Partners LP, Senior Notes	6.500%	7/1/27	390,000	431,139	(a)

See Notes to Schedule of Investments.

Western Asset Short Duration High Income Fund 2021 Quarterly Report	3

WESTERN ASSET SHORT DURATION HIGH INCOME FUND

Schedule of investments (unaudited) (cont’d)	April 30, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Oil, Gas & Consumable Fuels - (continued)
EQM Midstream Partners LP, Senior Notes	5.500%	7/15/28	240,000		$255,228
EQT Corp., Senior Notes	7.625%	2/1/25	1,180,000		1,359,950
MEG Energy Corp., Senior Notes	7.125%	2/1/27	1,350,000		1,443,190	(a)
Murphy Oil Corp., Senior Notes	5.750%	8/15/25	1,720,000		1,761,357
Northern Oil and Gas Inc., Senior Notes	8.125%	3/1/28	510,000		524,813	(a)
Occidental Petroleum Corp., Senior Notes	2.700%	2/15/23	329,000		330,535
Occidental Petroleum Corp., Senior Notes	2.900%	8/15/24	1,450,000		1,448,187
Occidental Petroleum Corp., Senior Notes	3.400%	4/15/26	1,050,000		1,039,699
Occidental Petroleum Corp., Senior Notes (3 mo. USD LIBOR + 1.450%)	1.644%	8/15/22	130,000		129,078	(c)
PBF Holding Co. LLC/PBF Finance Corp., Senior Secured Notes	9.250%	5/15/25	380,000		398,525	(a)
Petrobras Global Finance BV, Senior Notes	6.250%	3/17/24	300,000		336,711
Range Resources Corp., Senior Notes	5.000%	3/15/23	441,000		451,749
Range Resources Corp., Senior Notes	9.250%	2/1/26	870,000		956,417
Southwestern Energy Co., Senior Notes	4.100%	3/15/22	1,700,000		1,718,725
Vesta Energy Corp., Senior Notes	8.125%	7/24/23	970,000	CAD	406,419	(a)
Western Midstream Operating LP, Senior Notes	4.350%	2/1/25	1,890,000		2,001,037
Western Midstream Operating LP, Senior Notes	3.950%	6/1/25	100,000		104,500

TOTAL ENERGY					27,173,280

FINANCIALS - 7.4%
Banks - 1.2%
Bank of America Corp., Junior Subordinated Notes (5.875% to 3/15/28 then 3 mo. USD LIBOR + 2.931%)	5.875%	3/15/28	690,000		778,976	(c)(d)
Barclays PLC, Junior Subordinated Notes (8.000% to 6/15/24 then 5 year Treasury Constant Maturity Rate + 5.672%)	8.000%	6/15/24	750,000		851,719	(c)(d)
Credit Agricole SA, Junior Subordinated Notes (8.125% to 12/23/25 then USD 5 year ICE Swap Rate + 6.185%)	8.125%	12/23/25	610,000		740,918	(a)(c)(d)
Natwest Group PLC, Junior Subordinated Notes (8.625% to 8/15/21 then USD 5 year ICE Swap Rate + 7.598%)	8.625%	8/15/21	1,050,000		1,073,016	(c)(d)
UniCredit SpA, Subordinated Notes (7.296% to 4/2/29 then USD 5 year ICE Swap Rate + 4.914%)	7.296%	4/2/34	960,000		1,140,503	(a)(c)

Total Banks					4,585,132

See Notes to Schedule of Investments.

4	Western Asset Short Duration High Income Fund 2021 Quarterly Report

WESTERN ASSET SHORT DURATION HIGH INCOME FUND

Schedule of investments (unaudited) (cont’d)	April 30, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Capital Markets - 0.8%
Credit Suisse Group AG, Junior Subordinated Notes (6.375% to 8/21/26 then 5 year Treasury Constant Maturity Rate + 4.822%)	6.375%	8/21/26	600,000	$652,893	(a)(c)(d)
Credit Suisse Group AG, Junior Subordinated Notes (7.250% to 9/12/25 then USD 5 year ICE Swap Rate + 4.332%)	7.250%	9/12/25	200,000	221,499	(a)(c)(d)
Credit Suisse Group AG, Junior Subordinated Notes (7.500% to 7/17/23 then USD 5 year ICE Swap Rate + 4.600%)	7.500%	7/17/23	210,000	225,183	(a)(c)(d)
StoneX Group Inc., Senior Secured Notes	8.625%	6/15/25	490,000	525,219	(a)
UBS Group AG, Junior Subordinated Notes (7.000% to 1/31/24 then USD 5 year ICE Swap Rate + 4.344%)	7.000%	1/31/24	1,130,000	1,247,311	(a)(c)(d)

Total Capital Markets				2,872,105

Consumer Finance - 0.8%
Midcap Financial Issuer Trust, Senior Notes	6.500%	5/1/28	1,180,000	1,224,226	(a)
Navient Corp., Senior Notes	6.750%	6/15/26	1,700,000	1,838,125

Total Consumer Finance				3,062,351

Diversified Financial Services - 3.5%
Alliance Data Systems Corp., Senior Notes	4.750%	12/15/24	1,500,000	1,542,637	(a)
Allied Universal Holdco LLC/Allied Universal Finance Corp., Senior Secured Notes	6.625%	7/15/26	1,280,000	1,355,238	(a)
Burford Capital Global Finance LLC, Senior Notes	6.250%	4/15/28	1,890,000	1,964,230	(a)
DAE Funding LLC, Senior Notes	5.000%	8/1/24	670,000	688,844	(a)
Global Aircraft Leasing Co. Ltd., Senior Notes (6.500% Cash or 7.250% PIK)	6.500%	9/15/24	4,961,020	4,967,221	(a)(b)
ILFC E-Capital Trust I Ltd. GTD ((Highest of 3 mo. USD LIBOR, 10 year Treasury Constant Maturity Rate and 30 year Treasury Constant Maturity Rate) + 1.550%)	4.000%	12/21/65	1,250,000	1,028,125	(a)(c)
LD Holdings Group LLC, Senior Notes	6.500%	11/1/25	1,000,000	1,054,820	(a)
LD Holdings Group LLC, Senior Notes	6.125%	4/1/28	690,000	692,588	(a)

Total Diversified Financial Services				13,293,703

See Notes to Schedule of Investments.

Western Asset Short Duration High Income Fund 2021 Quarterly Report	5

WESTERN ASSET SHORT DURATION HIGH INCOME FUND

Schedule of investments (unaudited) (cont’d)	April 30, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Insurance - 0.3%
Highlands Holdings Bond Issuer Ltd./ Highlands Holdings Bond Co-Issuer Inc., Senior Secured Notes (7.625% Cash or 8.375% PIK)	7.625%	10/15/25	1,100,000	$1,176,670	(a)(b)

Mortgage Real Estate Investment Trusts (REITs) - 0.4%
Ladder Capital Finance Holdings LLLP/ Ladder Capital Finance Corp., Senior Notes	4.250%	2/1/27	870,000	855,227	(a)
Starwood Property Trust Inc., Senior Notes	5.500%	11/1/23	560,000	588,700	(a)

Total Mortgage Real Estate Investment Trusts (REITs)				1,443,927

Thrifts & Mortgage Finance - 0.4%
NMI Holdings Inc., Senior Secured Notes	7.375%	6/1/25	1,190,000	1,370,220	(a)

TOTAL FINANCIALS				27,804,108

HEALTH CARE - 6.8%
Health Care Providers & Services - 4.6%
Akumin Inc., Senior Secured Notes	7.000%	11/1/25	1,310,000	1,369,245	(a)
Centene Corp., Senior Notes	5.375%	8/15/26	2,500,000	2,625,625	(a)
CHS/Community Health Systems Inc., Senior Secured Notes	6.625%	2/15/25	1,000,000	1,056,070	(a)
CHS/Community Health Systems Inc., Senior Secured Notes	8.000%	3/15/26	1,940,000	2,092,775	(a)
Global Medical Response Inc., Senior Secured Notes	6.500%	10/1/25	680,000	697,000	(a)
HCA Inc., Senior Notes	5.375%	2/1/25	2,050,000	2,287,144
Legacy LifePoint Health LLC, Senior Secured Notes	4.375%	2/15/27	500,000	500,640	(a)
RegionalCare Hospital Partners Holdings Inc./LifePoint Health Inc., Senior Notes	9.750%	12/1/26	780,000	843,375	(a)
Surgery Center Holdings Inc., Senior Notes	10.000%	4/15/27	190,000	208,702	(a)
Tenet Healthcare Corp., Senior Notes	6.750%	6/15/23	2,200,000	2,405,150
Tenet Healthcare Corp., Senior Secured Notes	4.625%	9/1/24	500,000	515,625	(a)
Tenet Healthcare Corp., Senior Secured Notes	7.500%	4/1/25	1,090,000	1,175,837	(a)
US Renal Care Inc., Senior Notes	10.625%	7/15/27	1,450,000	1,536,094	(a)

Total Health Care Providers & Services				17,313,282

Pharmaceuticals - 2.2%
Bausch Health Americas Inc., Senior Notes	9.250%	4/1/26	2,050,000	2,274,229	(a)
Bausch Health Cos. Inc., Senior Notes	9.000%	12/15/25	1,110,000	1,205,960	(a)

See Notes to Schedule of Investments.

6	Western Asset Short Duration High Income Fund 2021 Quarterly Report

WESTERN ASSET SHORT DURATION HIGH INCOME FUND

Schedule of investments (unaudited) (cont’d)	April 30, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Pharmaceuticals - (continued)
Bausch Health Cos. Inc., Senior Secured Notes	5.500%	11/1/25	1,000,000	$1,032,500	(a)
Cheplapharm Arzneimittel GmbH, Senior Secured Notes	5.500%	1/15/28	1,690,000	1,759,712	(a)
HLF Financing Sarl LLC/Herbalife International Inc., Senior Notes	7.250%	8/15/26	920,000	962,550	(a)
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	3.150%	10/1/26	1,000,000	940,250

Total Pharmaceuticals				8,175,201

TOTAL HEALTH CARE				25,488,483

INDUSTRIALS - 8.5%
Aerospace & Defense - 0.5%
TransDigm Inc., Senior Secured Notes	8.000%	12/15/25	600,000	652,524	(a)
TransDigm Inc., Senior Secured Notes	6.250%	3/15/26	1,100,000	1,166,000	(a)

Total Aerospace & Defense				1,818,524

Air Freight & Logistics - 0.4%
XPO Logistics Inc., Senior Notes	6.125%	9/1/23	689,000	699,421	(a)
XPO Logistics Inc., Senior Notes	6.250%	5/1/25	900,000	965,205	(a)

Total Air Freight & Logistics				1,664,626

Airlines - 3.4%
American Airlines Inc./AAdvantage Loyalty IP Ltd., Senior Secured Notes	5.500%	4/20/26	1,990,000	2,091,987	(a)
Delta Air Lines Inc., Senior Notes	2.900%	10/28/24	560,000	565,223
Delta Air Lines Inc., Senior Notes	7.375%	1/15/26	860,000	1,010,824
Delta Air Lines Inc./SkyMiles IP Ltd., Senior Secured Notes	4.500%	10/20/25	1,750,000	1,877,926	(a)
Hawaiian Brand Intellectual Property Ltd./HawaiianMiles Loyalty Ltd., Senior Secured Notes	5.750%	1/20/26	910,000	962,325	(a)
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd., Senior Secured Notes	6.500%	6/20/27	930,000	1,021,837	(a)
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd., Senior Secured Notes	8.000%	9/20/25	1,640,000	1,848,838	(a)
United Airlines Holdings Inc., Senior Notes	4.250%	10/1/22	740,000	755,503
United Airlines Inc., Senior Secured Notes	4.375%	4/15/26	1,960,000	2,036,381	(a)
United Airlines Pass-Through Trust	4.875%	1/15/26	504,660	527,964

Total Airlines				12,698,808

Commercial Services & Supplies - 2.0%
CoreCivic Inc., Senior Notes	8.250%	4/15/26	1,120,000	1,127,000

See Notes to Schedule of Investments.

Western Asset Short Duration High Income Fund 2021 Quarterly Report	7

WESTERN ASSET SHORT DURATION HIGH INCOME FUND

Schedule of investments (unaudited) (cont’d)	April 30, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Commercial Services & Supplies - (continued)
GFL Environmental Inc., Senior Notes	8.500%	5/1/27	880,000		$965,250	(a)
GFL Environmental Inc., Senior Secured Notes	3.750%	8/1/25	580,000		591,258	(a)
GFL Environmental Inc., Senior Secured Notes	5.125%	12/15/26	280,000		293,650	(a)
Legends Hospitality Holding Co. LLC/Legends Hospitality Co-Issuer Inc., Senior Secured Notes	5.000%	2/1/26	1,480,000		1,529,950	(a)
RR Donnelley & Sons Co., Senior Notes	8.250%	7/1/27	1,980,000		2,181,713
Waste Pro USA Inc., Senior Notes	5.500%	2/15/26	890,000		910,385	(a)

Total Commercial Services & Supplies					7,599,206

Construction & Engineering - 0.7%
Brundage-Bone Concrete Pumping Holdings Inc., Secured Notes	6.000%	2/1/26	1,150,000		1,211,686	(a)
Empire Communities Corp., Senior Notes	7.000%	12/15/25	1,160,000		1,244,332	(a)

Total Construction & Engineering					2,456,018

Machinery - 0.7%
Granite US Holdings Corp., Senior Notes	11.000%	10/1/27	1,500,000		1,687,500	(a)
Vertical US Newco Inc., Senior Secured Notes	5.250%	7/15/27	830,000		869,948	(a)

Total Machinery					2,557,448

Trading Companies & Distributors - 0.8%
Alta Equipment Group Inc., Secured Notes	5.625%	4/15/26	1,680,000		1,709,669	(a)
BCPE Empire Holdings Inc., Senior Notes	7.625%	5/1/27	570,000		567,891	(a)
Doman Building Materials Group Ltd., Senior Notes	5.250%	5/15/26	900,000	CAD	735,874	(a)(e)

Total Trading Companies & Distributors					3,013,434

TOTAL INDUSTRIALS					31,808,064

INFORMATION TECHNOLOGY - 1.2%
Communications Equipment - 0.4%
CommScope Inc., Senior Notes	8.250%	3/1/27	850,000		911,625	(a)
CommScope Technologies LLC, Senior Notes	6.000%	6/15/25	356,000		362,675	(a)

Total Communications Equipment					1,274,300

IT Services - 0.7%
CDW LLC/CDW Finance Corp., Senior Notes	4.125%	5/1/25	400,000		417,912

See Notes to Schedule of Investments.

8	Western Asset Short Duration High Income Fund 2021 Quarterly Report

WESTERN ASSET SHORT DURATION HIGH INCOME FUND

Schedule of investments (unaudited) (cont’d)	April 30, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
IT Services - (continued)
Shift4 Payments LLC/Shift4 Payments Finance Sub Inc., Senior Notes	4.625%	11/1/26	1,300,000	$1,359,111	(a)
Unisys Corp., Senior Secured Notes	6.875%	11/1/27	770,000	846,037	(a)

Total IT Services				2,623,060

Semiconductors & Semiconductor Equipment - 0.1%
Entegris Inc., Senior Notes	3.625%	5/1/29	390,000	396,338	(a)

TOTAL INFORMATION TECHNOLOGY				4,293,698

MATERIALS - 4.2%
Chemicals - 0.3%
Anagram International Inc./Anagram Holdings LLC, Secured Notes (5.000% Cash and 5.000% PIK or 10.000% Cash)	10.000%	8/15/26	126,877	126,877	(a)(b)
INEOS Quattro Finance 2 PLC, Senior Secured Notes	3.375%	1/15/26	230,000	230,000	(a)
Kraton Polymers LLC/Kraton Polymers Capital Corp., Senior Notes	4.250%	12/15/25	820,000	833,358	(a)

Total Chemicals				1,190,235

Construction Materials - 0.4%
Summit Materials LLC/Summit Materials Finance Corp., Senior Notes	5.125%	6/1/25	640,000	651,133	(a)
Summit Materials LLC/Summit Materials Finance Corp., Senior Notes	5.250%	1/15/29	660,000	695,475	(a)

Total Construction Materials				1,346,608

Containers & Packaging - 1.3%
ARD Finance SA, Senior Secured Notes (6.500% Cash or 7.250% PIK)	6.500%	6/30/27	1,000,000	1,047,500	(a)(b)
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC, Senior Secured Notes	3.250%	9/1/28	830,000	819,625	(a)
Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc., Senior Notes	6.000%	2/15/25	600,000	619,662	(a)
Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc., Senior Notes	5.250%	8/15/27	1,150,000	1,176,836	(a)
Greif Inc., Senior Notes	6.500%	3/1/27	1,240,000	1,313,954	(a)

Total Containers & Packaging				4,977,577

Metals & Mining - 1.8%
Alcoa Nederland Holding BV, Senior Notes	7.000%	9/30/26	400,000	421,750	(a)
First Quantum Minerals Ltd., Senior Notes	7.250%	4/1/23	200,000	204,000	(a)
First Quantum Minerals Ltd., Senior Notes	6.500%	3/1/24	790,000	811,421	(a)
First Quantum Minerals Ltd., Senior Notes	7.500%	4/1/25	500,000	519,688	(a)

See Notes to Schedule of Investments.

Western Asset Short Duration High Income Fund 2021 Quarterly Report	9

WESTERN ASSET SHORT DURATION HIGH INCOME FUND

Schedule of investments (unaudited) (cont’d)	April 30, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Metals & Mining - (continued)
First Quantum Minerals Ltd., Senior Notes	6.875%	10/15/27	2,550,000	$2,801,812	(a)
Freeport-McMoRan Inc., Senior Notes	4.550%	11/14/24	1,500,000	1,640,625
Hudbay Minerals Inc., Senior Notes	4.500%	4/1/26	420,000	426,907	(a)
Northwest Acquisitions ULC/Dominion Finco Inc., Secured Notes	7.125%	11/1/22	1,900,000	0	*(a)(f)(g)(h)(i)

Total Metals & Mining				6,826,203

Paper & Forest Products - 0.4%
Mercer International Inc., Senior Notes	5.125%	2/1/29	430,000	445,050	(a)
Resolute Forest Products Inc., Senior Notes	4.875%	3/1/26	860,000	878,275	(a)

Total Paper & Forest Products				1,323,325

TOTAL MATERIALS				15,663,948

REAL ESTATE - 3.0%
Equity Real Estate Investment Trusts (REITs) - 1.9%
CoreCivic Inc., Senior Notes	4.625%	5/1/23	280,000	283,574
CTR Partnership LP/CareTrust Capital Corp., Senior Notes	5.250%	6/1/25	775,000	800,765
Diversified Healthcare Trust, Senior Notes	9.750%	6/15/25	740,000	829,725
Diversified Healthcare Trust, Senior Notes	4.750%	2/15/28	430,000	430,935
GEO Group Inc., Senior Notes	5.125%	4/1/23	2,250,000	2,065,568
GEO Group Inc., Senior Notes	5.875%	10/15/24	510,000	410,550
iStar Inc., Senior Notes	4.250%	8/1/25	500,000	507,725
Service Properties Trust, Senior Notes	5.500%	12/15/27	730,000	769,335
VICI Properties LP/VICI Note Co. Inc., Senior Notes	3.750%	2/15/27	850,000	857,888	(a)

Total Equity Real Estate Investment Trusts (REITs)				6,956,065

Real Estate Management & Development - 1.1%
Five Point Operating Co. LP/Five Point Capital Corp., Senior Notes	7.875%	11/15/25	1,800,000	1,906,875	(a)
Forestar Group Inc., Senior Notes	3.850%	5/15/26	1,010,000	1,022,786	(a)
Realogy Group LLC/Realogy Co-Issuer Corp., Secured Notes	7.625%	6/15/25	1,110,000	1,214,357	(a)

Total Real Estate Management & Development				4,144,018

TOTAL REAL ESTATE				11,100,083

UTILITIES - 0.2%
Electric Utilities - 0.2%
Talen Energy Supply LLC, Senior Notes	10.500%	1/15/26	660,000	607,843	(a)

TOTAL CORPORATE BONDS & NOTES (Cost - $202,585,167)				212,897,871

See Notes to Schedule of Investments.

10	Western Asset Short Duration High Income Fund 2021 Quarterly Report

WESTERN ASSET SHORT DURATION HIGH INCOME FUND

Schedule of investments (unaudited) (cont’d)	April 30, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
SENIOR LOANS - 24.6%
COMMUNICATION SERVICES - 2.2%
Entertainment - 0.4%
Allen Media LLC, Initial Term Loan (3 mo. USD LIBOR + 5.500%)	5.703%	2/10/27	1,580,199	$1,581,186	(c)(j)(k)

Interactive Media & Services - 0.3%
Rackspace Technology Global Inc., Term Loan B (the greater of 3 mo. USD LIBOR or 0.750% + 2.750%)	3.500%	2/15/28	910,000	904,426	(c)(j)(k)

Media - 1.5%
Applovin Corp., Initial Term Loan (1 mo. USD LIBOR + 3.250%)	3.363%	8/15/25	1,293,534	1,291,802	(c)(j)(k)
Entercom Media Corp., Term Loan B2 (1 mo. USD LIBOR + 2.500%)	2.611%	11/18/24	747,650	737,525	(c)(j)(k)
EW Scripps Co., Term Loan B2 (the greater of 1 mo. USD LIBOR or 0.750% + 2.563%)	3.313%	5/1/26	1,470,112	1,465,125	(c)(j)(k)
iHeartCommunications Inc., New Term Loan (1 mo. USD LIBOR + 3.000%)	3.113%	5/1/26	1,374,320	1,359,001	(c)(j)(k)
Terrier Media Buyer Inc., 2021 Refinancing Term Loan B (1 mo. USD LIBOR + 3.500%)	3.613%	12/17/26	697,999	693,855	(c)(j)(k)

Total Media				5,547,308

TOTAL COMMUNICATION SERVICES				8,032,920

CONSUMER DISCRETIONARY - 6.0%
Auto Components - 1.0%
Clarios Global LP, First Lien Amendment No. 1 Dollar Term Loan (1 mo. USD LIBOR + 3.250%)	3.363%	4/30/26	880,169	872,330	(c)(j)(k)
First Brands Group LLC, 2021 First Lien Term Loan (the greater of 3 mo. USD LIBOR or 1.000% + 5.000%)	6.000%	3/30/27	2,080,000	2,111,200	(c)(j)(k)
Truck Hero Inc., Initial Term Loan (the greater of 1 mo. USD LIBOR or 0.750% + 3.750%)	4.500%	1/29/28	610,000	609,581	(c)(j)(k)

Total Auto Components				3,593,111

Diversified Consumer Services - 0.6%
Adtalem Global Education Inc., First Lien Term Loan B	—	2/14/28	1,460,000	1,446,616	(l)

See Notes to Schedule of Investments.

Western Asset Short Duration High Income Fund 2021 Quarterly Report	11

WESTERN ASSET SHORT DURATION HIGH INCOME FUND

Schedule of investments (unaudited) (cont’d)	April 30, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Diversified Consumer Services - (continued)
Prime Security Services Borrower LLC, 2021 Refinancing Term Loan B1	3.500%	9/23/26	765,762	$765,379	(c)(j)(k)
TruGreen LP, Second Lien Term Loan (the greater of 3 mo. USD LIBOR or 0.750% + 8.500%)	9.250%	11/2/28	210,000	217,350	(c)(h)(j)(k)

Total Diversified Consumer Services				2,429,345

Hotels, Restaurants & Leisure - 0.4%
Caesars Resort Collection LLC, Term Loan B1 (1 mo. USD LIBOR + 4.500%)	4.613%	7/21/25	885,550	889,092	(c)(j)(k)
Equinox Holdings Inc., Term Loan B2 (the greater of 3 mo. USD LIBOR or 1.000% + 9.000%)	10.000%	3/8/24	674,900	681,649	(c)(h)(j)(k)

Total Hotels, Restaurants & Leisure				1,570,741

Internet & Direct Marketing Retail - 0.3%
CNT Holdings I Corp., First Lien Initial Term Loan (the greater of 6 mo. USD LIBOR or 0.750% + 3.750%)	4.500%	11/8/27	990,000	989,381	(c)(j)(k)

Specialty Retail - 3.7%
Academy Ltd., New Initial Term Loan (the greater of 1 mo. USD LIBOR or 0.750% + 5.000%)	5.750%	11/5/27	877,800	881,274	(c)(j)(k)
Gannett Holdings LLC, First Lien Term Loan (the greater of 3 mo. USD LIBOR or 0.750% + 7.000%)	7.750%	1/29/26	1,068,312	1,081,666	(c)(h)(j)(k)
Great Outdoors Group LLC, Term Loan B1 (the greater of 6 mo. USD LIBOR or 0.750% + 4.250%)	5.000%	3/6/28	598,500	602,016	(c)(j)(k)
Harbor Freight Tools USA Inc., 2020 Initial Term Loan (the greater of 1 mo. USD LIBOR or 0.750% + 3.000%)	3.750%	10/19/27	1,094,500	1,095,370	(c)(j)(k)
LS Group OpCo Acquisition LLC, Initial Term Loan (the greater of 3 mo. USD LIBOR or 0.750% + 3.500%)	4.250%	11/2/27	947,625	950,784	(c)(j)(k)
Michaels Cos. Inc., Term Loan B (the greater of 3 mo. USD LIBOR or 0.750% + 4.250%)	5.000%	4/15/28	2,880,000	2,868,840	(c)(j)(k)
Petco Health and Wellness Co. Inc., First Lien Initial Term Loan (the greater of 3 mo. USD LIBOR or 0.750% + 3.250%)	4.000%	3/3/28	2,360,000	2,349,253	(c)(j)(k)
PetSmart LLC, Initial Term Loan (the greater of 3 mo. USD LIBOR or 0.750% + 3.500%)	4.250%	2/11/28	900,000	903,713	(c)(j)(k)

See Notes to Schedule of Investments.

12	Western Asset Short Duration High Income Fund 2021 Quarterly Report

WESTERN ASSET SHORT DURATION HIGH INCOME FUND

Schedule of investments (unaudited) (cont’d)	April 30, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Specialty Retail - (continued)
Rent-A-Center Inc., Initial Term Loan (the greater of 1 mo. USD LIBOR or 0.750% + 4.000%)	4.750%	2/17/28	1,040,000	$1,046,500	(c)(j)(k)
RVR Dealership Holdings LLC, Term Loan (the greater of 3 mo. USD LIBOR or 0.750% + 4.000%)	4.750%	2/8/28	880,000	877,800	(c)(h)(j)(k)
Spencer Spirit IH LLC, Initial Term Loan (1 mo. USD LIBOR + 6.000%)	6.106%	6/19/26	1,226,337	1,224,804	(c)(j)(k)

Total Specialty Retail				13,882,020

TOTAL CONSUMER DISCRETIONARY				22,464,598

ENERGY - 0.0%††
Oil, Gas & Consumable Fuels - 0.0%††
Permian Production Partners LLC, First Lien Term Loan (the greater of 1 mo. USD LIBOR or 1.000% + 8.000% PIK)	9.000%	11/24/25	275,344	41,302	(b)(c)(h)(j)(k)

FINANCIALS - 2.5%
Capital Markets - 0.9%
Cardinal Parent Inc., First Lien Initial Term Loan (the greater of 3 mo. USD LIBOR or 0.750% + 4.500%)	5.250%	11/12/27	653,250	656,924	(c)(j)(k)
Cowen Inc., Initial Term Loan (the greater of 3 mo. USD LIBOR or 0.750% + 3.250%)	4.000%	3/24/28	2,184,525	2,179,064	(c)(h)(j)(k)
Focus Financial Partners LLC, Term Loan B3 (3 mo. USD LIBOR + 2.000%)	2.113%	7/3/24	648,333	641,485	(c)(j)(k)

Total Capital Markets				3,477,473

Diversified Financial Services - 0.7%
Deerfield Dakota Holding LLC, Second Lien Initial Term Loan (the greater of 1 mo. USD LIBOR or 0.750% + 6.750%)	7.500%	4/10/28	1,014,900	1,032,661	(c)(h)(j)(k)
Jane Street Group LLC, Dollar Term Loan (1 mo. USD LIBOR + 2.750%)	2.863%	1/26/28	1,097,691	1,091,791	(c)(j)(k)
UFC Holdings LLC, Term Loan B3 (the greater of 3 mo. USD LIBOR or 0.750% + 3.000%)	3.750%	4/29/26	421,716	420,882	(c)(j)(k)

Total Diversified Financial Services				2,545,334

Insurance - 0.9%
Acrisure LLC, 2020 Term Loan B (3 mo. USD LIBOR + 3.500%)	3.703%	2/15/27	811,800	800,891	(c)(j)(k)
AmeriLife Holdings LLC, First Lien Term Loan (3 mo. USD LIBOR + 4.000%)	4.109%	3/18/27	595,587	597,076	(c)(h)(j)(k)

See Notes to Schedule of Investments.

Western Asset Short Duration High Income Fund 2021 Quarterly Report	13

WESTERN ASSET SHORT DURATION HIGH INCOME FUND

Schedule of investments (unaudited) (cont’d)	April 30, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Insurance - (continued)
Asurion LLC, New Term Loan B9 (1 mo. USD LIBOR + 3.250%)	3.363%	7/31/27	880,000	$874,591	(c)(j)(k)
Baldwin Risk Partners LLC, Term Loan (the greater of 1 mo. USD LIBOR or 0.750% + 4.000%)	4.750%	10/8/27	1,094,500	1,094,500	(c)(h)(j)(k)

Total Insurance				3,367,058

TOTAL FINANCIALS				9,389,865

HEALTH CARE - 5.6%
Health Care Equipment & Supplies - 0.5%
Insulet Corp., Term Loan B	—	4/28/28	1,850,000	1,856,937	(h)(l)

Health Care Providers & Services - 3.6%
Bioscrip Inc., First Lien Term Loan B (1 mo. USD LIBOR + 3.750%)	3.863%	8/6/26	1,254,125	1,255,066	(c)(j)(k)
EyeCare Partners LLC, First Lien Initial Term Loan (1 mo. USD LIBOR + 3.750%)	3.863%	2/18/27	1,695,353	1,676,751	(c)(j)(k)
EyeCare Partners LLC, Second Lien Initial Term Loan (1 mo. USD LIBOR + 8.250%)	8.363%	2/4/28	1,000,000	989,028	(c)(j)(k)
LifePoint Health Inc., First Lien Term Loan B (1 mo. USD LIBOR + 3.750%)	3.863%	11/17/25	493,499	492,481	(c)(j)(k)
Maravai Intermediate Holdings LLC, Initial Term Loan (the greater of 1 mo. USD LIBOR or 1.000% + 4.000%)	5.000%	10/19/27	511,933	514,333	(c)(j)(k)
Medical Solutions Holdings Inc., First Lien Closing Date Term Loan (the greater of 1 mo. USD LIBOR or 1.000% + 4.500%)	5.500%	6/14/24	1,566,150	1,571,044	(c)(j)(k)
One Call Corp., First Lien Term Loan B (the greater of 3 mo. USD LIBOR or 0.750% + 5.500%)	6.250%	4/22/27	2,200,000	2,219,250	(c)(h)(j)(k)
Sterigenics-Nordion Holdings LLC, Term Loan (the greater of 3 mo. USD LIBOR or 0.500% + 2.750%)	3.250%	12/11/26	820,000	815,900	(c)(j)(k)
U.S. Renal Care Inc., First Lien Term Loan B (1 mo. USD LIBOR + 5.000%)	5.113%	6/26/26	1,934,378	1,899,619	(c)(j)(k)
WP CityMD Bidco LLC, Refinancing Term Loan (the greater of 3 mo. USD LIBOR or 0.750% + 3.750%)	4.500%	8/13/26	2,172,555	2,177,598	(c)(j)(k)

Total Health Care Providers & Services				13,611,070

Health Care Technology - 0.1%
Athenahealth Inc., Term Loan B1 (3 mo. USD LIBOR + 4.250%)	4.453%	2/11/26	530,550	533,424	(c)(j)(k)

See Notes to Schedule of Investments.

14	Western Asset Short Duration High Income Fund 2021 Quarterly Report

WESTERN ASSET SHORT DURATION HIGH INCOME FUND

Schedule of investments (unaudited) (cont’d)	April 30, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Life Sciences Tools & Services - 0.5%
PPD Inc., Initial Term Loan (the greater of 1 mo. USD LIBOR or 0.500% + 2.250%)	2.750%	1/13/28	1,000,000	$999,875	(c)(j)(k)
Precision Medicine Group LLC, Initial Delayed Draw Term Loan	—	11/18/27	91,154	90,945	(l)
Precision Medicine Group LLC, Initial Term Loan (the greater of 3 mo. USD LIBOR or 0.750% + 3.000%)	3.750%	11/18/27	697,099	695,501	(c)(j)(k)

Total Life Sciences Tools & Services				1,786,321

Pharmaceuticals - 0.9%
Gainwell Acquisition Corp., Term Loan B (the greater of 3 mo. USD LIBOR or 0.750% + 4.000%)	4.750%	10/1/27	997,500	999,215	(c)(j)(k)
Jazz Financing Lux Sarl, Initial Dollar Term Loan	—	5/5/28	2,200,000	2,207,700	(l)

Total Pharmaceuticals				3,206,915

TOTAL HEALTH CARE				20,994,667

INDUSTRIALS - 3.5%
Airlines - 1.9%
American Airlines Inc., Initial Term Loan	—	4/20/28	1,320,000	1,358,362	(l)
Delta Air Lines Inc., Initial Term Loan (the greater of 3 mo. USD LIBOR or 1.000% + 3.750%)	4.750%	10/20/27	1,790,000	1,884,347	(c)(j)(k)
JetBlue Airways Corp., Term Loan (the greater of 3 mo. USD LIBOR or 1.000% + 5.250%)	6.250%	6/17/24	1,010,625	1,038,181	(c)(j)(k)
Mileage Plus Holdings LLC, Initial Term Loan (the greater of 3 mo. USD LIBOR or 1.000% + 5.250%)	6.250%	6/21/27	810,000	865,435	(c)(j)(k)
United Airlines Inc., Term Loan B	—	4/21/28	1,880,000	1,905,011	(l)

Total Airlines				7,051,336

Building Products - 0.3%
CP Atlas Buyer Inc., Term Loan B (the greater of 3 mo. USD LIBOR or 0.500% + 3.750%)	4.250%	11/23/27	1,070,000	1,068,329	(c)(j)(k)

Commercial Services & Supplies - 0.4%
APi Group DE Inc., Initial Term Loan (1 mo. USD LIBOR + 2.500%)	2.613%	10/1/26	750,500	747,920	(c)(j)(k)
PAE Inc., First Lien Initial Term Loan (the greater of 3 mo. USD LIBOR or 0.750% + 4.500%)	5.250%	10/19/27	867,825	870,717	(c)(j)(k)

Total Commercial Services & Supplies				1,618,637

See Notes to Schedule of Investments.

Western Asset Short Duration High Income Fund 2021 Quarterly Report	15

WESTERN ASSET SHORT DURATION HIGH INCOME FUND

Schedule of investments (unaudited) (cont’d)	April 30, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Professional Services - 0.6%
CoreLogic Inc., First Lien Term Loan	—	4/14/28	2,360,000	$2,351,150	(l)

Transportation Infrastructure - 0.3%
GlobalTranz Enterprises LLC, First Lien Initial Term Loan (1 mo. USD LIBOR + 5.000%)	5.113%	5/15/26	1,148,013	1,106,877	(c)(j)(k)

TOTAL INDUSTRIALS				13,196,329

INFORMATION TECHNOLOGY - 3.1%
Communications Equipment - 0.7%
CommScope Inc., Initial Term Loan (1 mo. USD LIBOR + 3.250%)	3.363%	4/6/26	1,319,900	1,313,197	(c)(j)(k)
Global Tel Link Corp., First Lien Term Loan (1 mo. USD LIBOR + 4.250%)	4.363%	11/29/25	1,306,608	1,216,779	(c)(j)(k)

Total Communications Equipment				2,529,976

IT Services - 0.6%
Harland Clarke Holdings Corp., Initial Term Loan (the greater of 3 mo. USD LIBOR or 1.000% + 4.750%)	5.750%	11/3/23	334,194	310,299	(c)(j)(k)
Redstone Holdco 2 LP, First Lien Delayed Draw Term Loan	—	4/27/28	253,161	251,157	(l)
Redstone Holdco 2 LP, First Lien Initial Term Loan	—	4/27/28	646,839	642,998	(l)
Redstone Holdco 2 LP, Second Lien Initial Term Loan	—	4/16/29	699,111	689,062	(l)
RSA Security Inc., Second Lien Delayed Draw Term Loan	—	4/16/29	400,889	395,126	(l)

Total IT Services				2,288,642

Software - 1.8%
DCert Buyer Inc., First Lien Initial Term Loan (1 mo. USD LIBOR + 4.000%)	4.113%	10/16/26	1,851,300	1,852,622	(c)(j)(k)
DCert Buyer Inc., Second Lien Initial Term Loan (1 mo. USD LIBOR + 7.000%)	7.113%	2/16/29	1,450,000	1,466,917	(c)(j)(k)
Particle Investments Sarl, First Lien Initial Term Loan (the greater of 3 mo. USD LIBOR or 0.500% + 5.250%)	5.750%	2/18/27	871,156	875,512	(c)(h)(j)(k)
Peraton Corp., First Lien Term Loan B (the greater of 1 mo. USD LIBOR or 0.750% + 3.750%)	4.500%	2/1/28	275,372	275,572	(c)(j)(k)
Peraton Corp., First Lien Term Loan B	—	2/1/28	484,628	484,982	(l)

See Notes to Schedule of Investments.

16	Western Asset Short Duration High Income Fund 2021 Quarterly Report

WESTERN ASSET SHORT DURATION HIGH INCOME FUND

Schedule of investments (unaudited) (cont’d)	April 30, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Software - (continued)
Surf Holdings Sarl, Senior Secured First Lien Dollar Term Loan (3 mo. USD LIBOR + 3.500%)	3.676%	3/5/27	506,176	$502,000	(c)(j)(k)
Symplr Software Inc., First Lien Term Loan (the greater of 3 mo. USD LIBOR or 0.750% + 4.500%)	5.250%	12/22/27	1,280,000	1,284,480	(c)(j)(k)

Total Software				6,742,085

TOTAL INFORMATION TECHNOLOGY				11,560,703

MATERIALS - 1.1%
Chemicals - 0.4%
INEOS US Petrochem LLC, 2026 Dollar Term Loan B (the greater of 3 mo. USD LIBOR or 0.500% + 2.750%)	3.250%	1/29/26	1,550,000	1,546,125	(c)(j)(k)

Containers & Packaging - 0.2%
Graham Packaging Co. Inc., New Term Loan (the greater of 1 mo. USD LIBOR or 0.750% + 3.000%)	3.750%	8/4/27	813,119	812,195	(c)(j)(k)

Metals & Mining - 0.2%
Arctic Canadian Diamond Co. Ltd., Second Lien Term Loan (the greater of 3 mo. USD LIBOR or 12.500% + 5.000%)	17.500%	12/31/27	754,389	746,920	(c)(g)(h)(j)(k)

Paper & Forest Products - 0.3%
Asplundh Tree Expert LLC, 2021 Refinancing Term Loan (1 mo. USD LIBOR + 1.750%)	1.863%	9/7/27	995,000	992,823	(c)(j)(k)

TOTAL MATERIALS				4,098,063

REAL ESTATE - 0.6%
Equity Real Estate Investment Trusts (REITs) - 0.6%
Claros Mortgage Trust Inc., Initial Term Loan (the greater of 1 mo. USD LIBOR or 1.000% + 5.000%)	6.000%	8/9/26	1,054,646	1,055,965	(c)(h)(j)(k)
CoreCivic Inc., Term Loan (the greater of 1 mo. USD LIBOR or 1.000% + 4.500%)	5.500%	12/18/24	1,322,375	1,304,192	(c)(j)(k)

TOTAL REAL ESTATE				2,360,157

TOTAL SENIOR LOANS (Cost - $91,532,923)				92,138,604

ASSET-BACKED SECURITIES - 11.0%
American Money Management Corp. CLO 20 Ltd., 2017-20A E (3 mo. USD LIBOR + 5.810%)	6.000%	4/17/29	900,000	894,205	(a)(c)

See Notes to Schedule of Investments.

Western Asset Short Duration High Income Fund 2021 Quarterly Report	17

WESTERN ASSET SHORT DURATION HIGH INCOME FUND

Schedule of investments (unaudited) (cont’d)	April 30, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
ASSET-BACKED SECURITIES - (continued)
Ameriquest Mortgage Securities Inc., 2002-C M1 (1 mo. USD LIBOR + 3.375%)	3.481%	11/25/32	1,254,663	$1,273,832	(c)
Ares XLII CLO Ltd., 2017-42A D (3 mo. USD LIBOR + 3.450%)	3.634%	1/22/28	800,000	807,734	(a)(c)
Ares XXXVII CLO Ltd., 2015-4A CR (3 mo. USD LIBOR + 2.650%)	2.834%	10/15/30	1,050,000	1,042,902	(a)(c)
Avery Point VI CLO Ltd., 2015-6A DR (3 mo. USD LIBOR + 2.950%)	3.145%	8/5/27	1,020,000	1,019,999	(a)(c)
Barings CLO Ltd., 2020-4A E (3 mo. USD LIBOR + 5.680%)	5.904%	1/20/32	590,000	578,309	(a)(c)
BlueMountain CLO Ltd., 2012-2A ER2 (3 mo. USD LIBOR + 5.750%)	5.932%	11/20/28	800,000	793,750	(a)(c)
BlueMountain CLO Ltd., 2015-2A ER (3 mo. USD LIBOR + 5.200%)	5.390%	7/18/27	750,000	725,625	(a)(c)
BlueMountain CLO Ltd., 2016-2A DR (3 mo. USD LIBOR + 7.790%)	7.972%	8/20/32	700,000	699,961	(a)(c)
BlueMountain CLO XXXI Ltd., 2021-31A E (3 mo. USD LIBOR + 6.530%)	6.706%	4/19/34	160,000	160,000	(a)(c)(e)
Canyon Capital CLO Ltd., 2020-1A ER (3 mo. USD LIBOR + 6.350%)	6.526%	7/15/34	530,000	530,265	(a)(c)(e)
Canyon Capital CLO Ltd., 2021-1A E (3 mo. USD LIBOR + 6.410%)	6.596%	4/15/34	280,000	279,987	(a)(c)
Carlyle US CLO Ltd., 2017-2A C (3 mo. USD LIBOR + 3.700%)	3.888%	7/20/31	1,500,000	1,480,714	(a)(c)
Cathedral Lake VI Ltd., 2021-6A E (3 mo. USD LIBOR + 7.210%)	7.329%	4/25/34	250,000	250,000	(a)(c)(e)
Catskill Park CLO Ltd., 2017-1A D (3 mo. USD LIBOR + 6.000%)	6.188%	4/20/29	1,000,000	1,000,000	(a)(c)
Cook Park CLO Ltd., 2018-1A E (3 mo. USD LIBOR + 5.400%)	5.590%	4/17/30	750,000	736,651	(a)(c)
Cumberland Park CLO Ltd., 2015-2A ER (3 mo. USD LIBOR + 5.650%)	5.838%	7/20/28	1,500,000	1,500,538	(a)(c)
Dryden 43 Senior Loan Fund, 2016-43A ER3 (3 mo. USD LIBOR + 6.400%)	6.588%	4/20/34	360,000	352,596	(a)(c)
Dryden 70 CLO Ltd., 2018-70A E (3 mo. USD LIBOR + 6.050%)	6.234%	1/16/32	530,000	527,246	(a)(c)
Goldentree Loan Management US CLO 6 Ltd., 2019-6A E (3 mo. USD LIBOR + 5.220%)	5.408%	1/20/33	450,000	443,815	(a)(c)
Greenwood Park CLO Ltd., 2018-1A D (3 mo. USD LIBOR + 2.500%)	2.684%	4/15/31	700,000	699,588	(a)(c)

See Notes to Schedule of Investments.

18	Western Asset Short Duration High Income Fund 2021 Quarterly Report

WESTERN ASSET SHORT DURATION HIGH INCOME FUND

Schedule of investments (unaudited) (cont’d)	April 30, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
ASSET-BACKED SECURITIES - (continued)
Greenwood Park CLO Ltd., 2018-1A E (3 mo. USD LIBOR + 4.950%)	5.134%	4/15/31	480,000	$467,148	(a)(c)
Greywolf CLO IV Ltd., 2019-1A CR (3 mo. USD LIBOR + 3.650%)	3.840%	4/17/34	560,000	559,993	(a)(c)
Grippen Park CLO Ltd., 2017-1A E (3 mo. USD LIBOR + 5.700%)	5.888%	1/20/30	740,000	738,111	(a)(c)
GSAA Home Equity Trust, 2006-5 2A3 (1 mo. USD LIBOR + 0.540%)	0.646%	3/25/36	2,108,587	1,378,396	(c)
Halsey Point CLO I Ltd., 2019-1A E (3 mo. USD LIBOR + 7.700%)	7.888%	1/20/33	920,000	918,925	(a)(c)
Harriman Park CLO Ltd., 2020-1A ER (3 mo. USD LIBOR + 6.400%)	6.576%	4/20/34	500,000	500,000	(a)(c)
KKR CLO 17 Ltd., 17 ER (3 mo. USD LIBOR + 7.390%)	7.574%	4/15/34	760,000	746,536	(a)(c)
LCM 32 Ltd., 32A E (3 mo. USD LIBOR + 6.390%)	6.500%	7/20/34	500,000	493,280	(a)(c)(e)
LCM XIV LP, 14A ER (3 mo. USD LIBOR + 5.500%)	5.688%	7/20/31	750,000	666,140	(a)(c)
LCM XXII Ltd., 22A DR (3 mo. USD LIBOR + 5.500%)	5.688%	10/20/28	750,000	740,796	(a)(c)
Magnetite VII Ltd., 2012-7A DR2 (3 mo. USD LIBOR + 4.500%)	4.684%	1/15/28	1,250,000	1,210,625	(a)(c)
Magnetite XII Ltd., 2015-12A ER (3 mo. USD LIBOR + 5.680%)	5.864%	10/15/31	250,000	248,288	(a)(c)
Marble Point CLO XIV Ltd., 2018-2A D (3 mo. USD LIBOR + 3.530%)	3.718%	1/20/32	720,000	700,433	(a)(c)
Midocean Credit CLO VII, 2017-7A D (3 mo. USD LIBOR + 3.880%)	4.064%	7/15/29	500,000	497,663	(a)(c)
MKS CLO Ltd., 2017-2A D (3 mo. USD LIBOR + 2.650%)	2.838%	1/20/31	600,000	585,194	(a)(c)
Mountain View CLO IX Ltd., 2015-9A CR (3 mo. USD LIBOR + 3.120%)	3.304%	7/15/31	690,000	658,913	(a)(c)
Oaktree CLO Ltd., 2019-1A D (3 mo. USD LIBOR + 3.800%)	3.984%	4/22/30	950,000	934,719	(a)(c)
Ocean Trails CLO V, 2014-5A DRR (3 mo. USD LIBOR + 3.450%)	3.638%	10/13/31	510,000	484,922	(a)(c)
Ocean Trails CLO VI, 2016-6A DRR (3 mo. USD LIBOR + 3.600%)	3.784%	7/15/28	370,000	369,994	(a)(c)
OZLM XI Ltd., 2015-11A BR (3 mo. USD LIBOR + 2.300%)	2.486%	10/30/30	1,250,000	1,249,997	(a)(c)

See Notes to Schedule of Investments.

Western Asset Short Duration High Income Fund 2021 Quarterly Report	19

WESTERN ASSET SHORT DURATION HIGH INCOME FUND

Schedule of investments (unaudited) (cont’d)	April 30, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
ASSET-BACKED SECURITIES - (continued)
OZLM XVI Ltd., 2017-16A C (3 mo. USD LIBOR + 3.550%)	3.744%	5/16/30	250,000	$245,058	(a)(c)
OZLM XIX Ltd., 2017-19A C (3 mo. USD LIBOR + 3.100%)	3.284%	11/22/30	1,500,000	1,458,409	(a)(c)
Pulsar Funding I LLC, 2019-1A C (3 mo. USD LIBOR + 4.800%)	4.988%	1/20/33	500,000	497,393	(a)(c)
Saranac CLO III Ltd., 2014-3A DR (3 mo. USD LIBOR + 3.250%)	3.437%	6/22/30	1,140,000	1,097,955	(a)(c)
Sculptor CLO XXVI Ltd., 26A E (3 mo. USD LIBOR + 7.250%)	7.426%	7/20/34	520,000	520,000	(a)(c)(e)
Sound Point CLO XV Ltd., 2017-1A E (3 mo. USD LIBOR + 5.960%)	6.133%	1/23/29	1,100,000	1,017,850	(a)(c)
Structured Asset Securities Corp. Trust, 2005-SC1 1A2	6.788%	5/25/31	1,646,868	1,566,079	(a)(c)
THL Credit Wind River CLO Ltd., 2017-3A ER (3 mo. USD LIBOR + 7.050%)	7.226%	4/15/35	900,000	882,000	(a)(c)
Venture XVII CLO Ltd., 2014-17A DRR (3 mo. USD LIBOR + 2.820%)	3.004%	4/15/27	700,000	673,590	(a)(c)
Venture XVII CLO Ltd., 2014-17A ERR (3 mo. USD LIBOR + 5.740%)	5.924%	4/15/27	650,000	582,113	(a)(c)
Voya CLO Ltd., 2017-1A B (3 mo. USD LIBOR + 2.300%)	2.490%	4/17/30	1,500,000	1,498,492	(a)(c)
Voya CLO Ltd., 2017-3A DR (3 mo. USD LIBOR + 6.950%)	7.138%	4/20/34	300,000	300,000	(a)(c)
Whitehorse XII Ltd., 2018-12A D (3 mo. USD LIBOR + 3.650%)	3.834%	10/15/31	250,000	245,590	(a)(c)
Zais CLO 16 Ltd., 2020-16A D1 (3 mo. USD LIBOR + 5.480%)	5.668%	10/20/31	500,000	503,561	(a)(c)

TOTAL ASSET-BACKED SECURITIES (Cost - $41,409,215)				41,035,880

COLLATERALIZED MORTGAGE OBLIGATIONS(m) -1.4%
CSMC Trust, 2015-2R 7A2	2.437%	8/27/36	2,269,011	1,885,305	(a)(c)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Debt Notes, 2020-DNA1 B1 (1 mo. USD LIBOR + 2.300%)	2.406%	1/25/50	290,000	288,876	(a)(c)
Federal Home Loan Mortgage Corp. (FHLMC) Seasoned Credit Risk Transfer Trust, 2020-1 M	4.250%	8/25/59	960,000	1,003,510	(a)(c)

See Notes to Schedule of Investments.

20	Western Asset Short Duration High Income Fund 2021 Quarterly Report

WESTERN ASSET SHORT DURATION HIGH INCOME FUND

Schedule of investments (unaudited) (cont’d)	April 30, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(m) - (continued)
Federal National Mortgage Association (FNMA) - CAS, 2017-C03 1B1 (1 mo. USD LIBOR + 4.850%)	4.956%	10/25/29	1,350,000	$1,451,505	(a)(c)
LSTAR Securities Investment Ltd., 2019-4 A1 (1 mo. USD LIBOR + 1.500%)	1.615%	5/1/24	719,442	715,302	(a)(c)

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $5,330,876)				5,344,498

CONVERTIBLE BONDS & NOTES - 1.3%
COMMUNICATION SERVICES - 0.4%
Diversified Telecommunication Services - 0.1%
Liberty Latin America Ltd., Senior Notes	2.000%	7/15/24	260,000	265,623

Interactive Media & Services - 0.0%††
Twitter Inc., Senior Notes	0.000%	3/15/26	230,000	210,287	(a)

Media - 0.3%
DISH Network Corp., Senior Notes	2.375%	3/15/24	850,000	830,875
DISH Network Corp., Senior Notes	3.375%	8/15/26	220,000	232,100

Total Media				1,062,975

TOTAL COMMUNICATION SERVICES				1,538,885

CONSUMER DISCRETIONARY - 0.2%
Automobiles - 0.1%
Ford Motor Co., Senior Notes	0.000%	3/15/26	300,000	297,750	(a)

Hotels, Restaurants & Leisure - 0.1%
DraftKings Inc., Senior Notes	0.000%	3/15/28	380,000	364,610	(a)

TOTAL CONSUMER DISCRETIONARY				662,360

ENERGY - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Cheniere Energy Inc., Senior Notes	4.250%	3/15/45	800,000	666,444

FINANCIALS - 0.4%
Mortgage Real Estate Investment Trusts (REITs) - 0.4%
Apollo Commercial Real Estate Finance Inc., Senior Notes	4.750%	8/23/22	900,000	920,250
Apollo Commercial Real Estate Finance Inc., Senior Notes	5.375%	10/15/23	770,000	774,331

TOTAL FINANCIALS				1,694,581

INDUSTRIALS - 0.1%
Airlines - 0.1%
Spirit Airlines Inc., Senior Notes	1.000%	5/15/26	320,000	329,969

TOTAL CONVERTIBLE BONDS & NOTES (Cost - $4,825,519)				4,892,239

See Notes to Schedule of Investments.

Western Asset Short Duration High Income Fund 2021 Quarterly Report	21

WESTERN ASSET SHORT DURATION HIGH INCOME FUND

Schedule of investments (unaudited) (cont’d)	April 30, 2021

SECURITY			SHARES	VALUE
COMMON STOCKS - 1.2%
CONSUMER DISCRETIONARY - 0.1%
Specialty Retail - 0.1%
Party City Holdings Inc.			23,256	$162,789	*

ENERGY - 1.1%
Energy Equipment & Services - 0.0%††
Hercules Offshore Inc. (Escrow)			134,398	81,295	*(g)(h)
KCAD Holdings I Ltd.			282,728,964	0	*(g)(h)(i)

Total Energy Equipment & Services				81,295

Oil, Gas & Consumable Fuels - 1.1%
Berry Corp.			292,301	1,785,959
Oasis Petroleum Inc.			16,143	1,253,020
Permian Production Partners LLC			37,916	1,896	*(h)
Southwestern Energy Co.			240,572	1,027,242	*

Total Oil, Gas & Consumable Fuels				4,068,117

TOTAL ENERGY				4,149,412

MATERIALS - 0.0%††
Metals & Mining - 0.0%††
Arctic Canadian Diamond Holding LLC			871	0	*(g)(h)(i)

TOTAL COMMON STOCKS (Cost - $26,663,114)				4,312,201

	RATE	MATURITY DATE	FACE AMOUNT†
SOVEREIGN BONDS - 0.3%
Argentina - 0.3%
Argentine Republic Government International Bond, Senior Notes	1.000%	7/9/29	124,419	47,405
Argentine Republic Government International Bond, Senior Notes, Step bond (0.125% to 7/9/21 then 0.500%)	0.125%	7/9/30	1,820,408	662,629
Argentine Republic Government International Bond, Senior Notes, Step bond (0.125% to 7/9/21 then 1.125%)	0.125%	7/9/35	953,791	302,361

TOTAL SOVEREIGN BONDS (Cost - $1,534,537)				1,012,395

			SHARES
CONVERTIBLE PREFERRED STOCKS - 0.2%
ENERGY - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Targa Resources Corp. (Cost - $882,000)	9.500%		840	890,541

See Notes to Schedule of Investments.

22	Western Asset Short Duration High Income Fund 2021 Quarterly Report

WESTERN ASSET SHORT DURATION HIGH INCOME FUND

Schedule of investments (unaudited) (cont’d)	April 30, 2021

SECURITY	RATE	SHARES	VALUE
PREFERRED STOCKS - 0.2%
FINANCIALS - 0.2%
Capital Markets - 0.2%
B Riley Financial Inc.	6.000%	22,225	$557,625
B Riley Financial Inc.	6.875%	8,150	209,537

TOTAL PREFERRED STOCKS (Cost - $759,375)			767,162

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $375,522,726)			363,291,391

SHORT-TERM INVESTMENTS - 5.4%
Western Asset Premier Institutional Government Reserves, Premium Shares (Cost - $20,211,706)	0.010%	20,211,706	20,211,706	(n)

TOTAL INVESTMENTS - 102.6% (Cost - $395,734,432)			383,503,097
Liabilities in Excess of Other Assets - (2.6)%			(9,772,818)

TOTAL NET ASSETS - 100.0%			$373,730,279

See Notes to Schedule of Investments.

Western Asset Short Duration High Income Fund 2021 Quarterly Report	23

WESTERN ASSET SHORT DURATION HIGH INCOME FUND

Schedule of investments (unaudited) (cont’d)	April 30, 2021

†	Face amount denominated in U.S. dollars, unless otherwise noted.

††	Represents less than 0.1%.

*	Non-income producing security.

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(b)	Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash or additional securities.

(c)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(d)	Security has no maturity date. The date shown represents the next call date.

(e)	Securities traded on a when-issued or delayed delivery basis.

(f)	The coupon payment on this security is currently in default as of April 30, 2021.

(g)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (Note 1).

(h)	Security is valued using significant unobservable inputs (Note 1).

(i)	Value is less than $1.

(j)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.

(k)	Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

(l)	All or a portion of this loan is unfunded as of April 30, 2021. The interest rate for fully unfunded term loans is to be determined.

(m)

Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(n)

In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At April 30, 2021, the total market value of investments in Affiliated

Companies was $20,211,706 and the cost was $20,211,706 (Note 2).

Abbreviation(s) used in this schedule:

CAD	— Canadian Dollar
CAS	— Connecticut Avenue Securities
CLO	— Collateralized Loan Obligation
GTD	— Guaranteed
ICE	— Intercontinental Exchange
LIBOR	— London Interbank Offered Rate
PIK	— Payment-In-Kind
REMIC	— Real Estate Mortgage Investment Conduit
USD	— United States Dollar

See Notes to Schedule of Investments.

24	Western Asset Short Duration High Income Fund 2021 Quarterly Report

WESTERN ASSET SHORT DURATION HIGH INCOME FUND

Schedule of investments (unaudited) (cont’d)	April 30, 2021

At April 30, 2021, the Fund had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	63,126	USD	75,285	BNP Paribas SA	7/19/21	$735
AUD	809,440	USD	619,597	Goldman Sachs Group Inc.	7/19/21	4,172
USD	543,629	CAD	680,746	JPMorgan Chase & Co.	7/19/21	(10,292)

Total						$(5,385)

Abbreviation(s) used in this table:

AUD	— Australian Dollar
CAD	— Canadian Dollar
EUR	— Euro
USD	— United States Dollar

At April 30, 2021, the Fund had the following open swap contracts:

OTC CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION[1]
SWAP COUNTERPARTY (REFERENCE ENTITY)	NOTIONAL AMOUNT[2]	TERMINATION DATE	IMPLIED CREDIT SPREAD AT APRIL 30, 2021[3]	PERIODIC PAYMENTS RECEIVED BY THE FUND†	MARKET VALUE	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION
JPMorgan Chase & Co. (Occidental Petroleum Corp., 5.550%, due 3/15/26)	$1,360,000	12/20/23	1.697%	1.000% quarterly	$(24,446)	$(130,379)	$105,933

CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION[1]
REFERENCE ENTITY	NOTIONAL AMOUNT[2]	TERMINATION DATE	IMPLIED CREDIT SPREAD AT APRIL 30, 2021[3]	PERIODIC PAYMENTS RECEIVED BY THE FUND†	MARKET VALUE	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION
Ford Motor Credit Co. LLC, 3.810%, due 1/9/24	$909,000	6/20/23	1.352%	5.000% quarterly	$69,991	$(40,802)	$110,793

See Notes to Schedule of Investments.

Western Asset Short Duration High Income Fund 2021 Quarterly Report	25

WESTERN ASSET SHORT DURATION HIGH INCOME FUND

Schedule of investments (unaudited) (cont’d)	April 30, 2021

[1]

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

[2]

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

[3]

Implied credit spreads, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end, serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

†	Percentage shown is an annual percentage rate.

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

26	Western Asset Short Duration High Income Fund 2021 Quarterly Report

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Short Duration High Income Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Global Fund Valuation Committee (formerly known as Legg Mason North Atlantic Fund Valuation Committee prior to March 1, 2021) (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the

27

Notes to Schedule of Investments (unaudited) (continued)

Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

28

Notes to Schedule of Investments (unaudited) (continued)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)		TOTAL
Long-Term Investments†:
Corporate Bonds & Notes:
Materials	—	$15,663,948	$0	*	$15,663,948
Other Corporate Bonds & Notes	—	197,233,923	—		197,233,923
Senior Loans:
Consumer Discretionary	—	19,606,133	2,858,465		22,464,598
Energy	—	—	41,302		41,302
Financials	—	4,486,564	4,903,301		9,389,865
Health Care	—	16,918,480	4,076,187		20,994,667
Information Technology	—	10,685,191	875,512		11,560,703
Materials	—	3,351,143	746,920		4,098,063
Real Estate	—	1,304,192	1,055,965		2,360,157
Other Senior Loans	—	21,229,249	—		21,229,249
Asset-Backed Securities	—	41,035,880	—		41,035,880
Collateralized Mortgage Obligations	—	5,344,498	—		5,344,498
Convertible Bonds & Notes	—	4,892,239	—		4,892,239
Common Stocks:
Consumer Discretionary	$162,789	—	—		162,789
Energy	4,066,221	—	83,191		4,149,412
Materials	—	—	0	*	0	*
Sovereign Bonds	—	1,012,395	—		1,012,395
Convertible Preferred Stocks	—	890,541	—		890,541
Preferred Stocks	767,162	—	—		767,162

Total Long-Term Investments	4,996,172	343,654,376	14,640,843		363,291,391

Short-Term Investments†	20,211,706	—	—		20,211,706

Total Investments	$25,207,878	$343,654,376	$14,640,843		$383,503,097

Other Financial Instruments:
Forward Foreign Currency Contracts	—	$4,907	—		$4,907
Centrally Cleared Credit Default Swaps on Corporate Issues - Sell Protection	—	110,793	—		110,793

Total Other Financial Instruments	—	$115,700	—		$115,700

Total	$25,207,878	$343,770,076	$14,640,843		$383,618,797

29

Notes to Schedule of Investments (unaudited) (continued)

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Forward Foreign Currency Contracts	—	$10,292	—	$10,292
OTC Credit Default Swaps on Corporate Issues - Sell Protection‡	—	24,446	—	24,446

Total	—	$34,738	—	$34,738

†	See Schedule of Investments for additional detailed categorizations.

*	Amount represents less than $1.

‡	Value includes any premium paid or received with respect to swap contracts.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in Securities	Balance as of July 31, 2020		Accrued premiums/ discounts	Realized gain (loss)[1]	Change in unrealized appreciation (depreciation)[2]	Purchases
Corporate Bonds & Notes:
Materials	—		—	—	—	—
Senior Loans:
Consumer Discretionary	$1,386,600		$5,065	$2,217	$55,971	$2,135,400
Energy	64,838		833	(580,454)	553,741	275,344
Financials	1,605,450		2,476	158	53,128	3,325,193
Health Care	3,162,045		2,800	1,343	211,832	4,001,375
Industrials	960,125		2,252	142	153,122	—
Information Technology	—		—	—	—	—
Materials	—		—	—	(7,469)	754,389
Real Estate	—		1,643	137	27,364	1,032,175
Common Stocks:
Communication Services	0	*	—	—	—	—
Energy	168,647		—	(668,009)	652,294	—
Materials	—		—	—	—	0	*

Total	$7,347,705		$15,069	$(1,244,466)	$1,699,983	$11,523,876

30

Notes to Schedule of Investments (unaudited) (continued)

Investments in Securities (cont’d)	Sales	Transfers into Level 3[3]		Transfers out of Level 3[4]	Balance as of April 30, 2021		Net change in unrealized appreciation (depreciation) for investments in securities still held at April 30, 2021[2]
Corporate Bonds & Notes:
Materials	—	$0	*	—	$0	*	—
Senior Loans:
Consumer Discretionary	$(726,788)	—		—	2,858,465		$58,002
Energy	(273,000)	—		—	41,302		(234,042)
Financials	(83,104)	—		—	4,903,301		51,764
Health Care	(1,732,164)	—		$(1,571,044)	4,076,187		74,763
Industrials	(8,764)	—		(1,106,877)	—		—
Information Technology	—	875,512		—	875,512		—
Materials	—	—		—	746,920		(7,469)
Real Estate	(5,354)	—		—	1,055,965		27,364
Common Stocks:
Communication Services	(0)*	—		—	—		—
Energy	(69,741)	—		—	83,191		(28,851)
Materials	—	—		—	0	*	—

Total	$(2,898,915)	$875,512		$(2,677,921)	$14,640,843		$(58,469)

*	Amount represents less than $1.

[1]	This amount is included in net realized gain (loss) from investment transactions in the accompanying Statement of Operations.

[2]

Change in unrealized appreciation (depreciation) includes net unrealized appreciation (depreciation) resulting from changes in investment values during the reporting period and the reversal of previously recorded unrealized appreciation (depreciation) when gains or losses are realized.

[3]

Transferred into Level 3 as a result of the unavailability of a quoted price in an active market for an identical investment or the unavailability of other significant observable input in the valuation obtained from independent third party pricing services or broker/dealer quotations.

[4]	Transferred out of Level 3 as a result of the availability of a quoted price in an active market for an identical investment or the availability of other significant observable inputs.

2. Transactions with affiliated company

As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for all or some portion of the period ended April 30, 2021. The following transactions were effected in such company for the period ended April 30, 2021.

31

Notes to Schedule of Investments (unaudited) (continued)

	Affiliate
	Value at
	July 31,	Purchased		Sold
	2020	Cost	Shares	Cost	Shares
Western Asset Premier Institutional Government Reserves, Premium Shares	$2,405,414	$120,334,978	120,334,978	$102,528,686	102,528,686

(cont’d)		Realized Gain (Loss)	Interest Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at April 30, 2021
Western Asset Premier Institutional Government Reserves, Premium Shares		—	$1,108	—	$20,211,706

32